                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [_]; Amendment Number: ____________
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MILL ROAD CAPITAL GP LLC
Address:  382 GREENWICH AVENUE, SUITE ONE
          GREENWICH, CT 06830

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     THOMAS E. LYNCH
Title:    MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN
Phone:    (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Thomas E. Lynch              Greenwich, CT         February 14, 2011
----------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-_________________     MILL ROAD CAPITAL MANAGEMENT LLC